other income	12 Months Ended
Dec. 31, 2024
other income
other income

7other income

Years ended December 31 (millions)	Note	2024	2023
Government assistance		$5	$13
Other sublease revenue	19	8	5
Gain on contributions of real estate to joint ventures	21(a)	110	35
Investment income (loss), gain (loss) on disposal of assets and other [1]		24	(16)
Interest income	21(a)	6	6
Changes in provisions related to business combinations	25	94	68
		$247	$111

1

For the year ended December 31, 2024, includes a $30 gain arising from the cessation of leases with the TELUS Sky real estate joint venture upon the acquisition of the commercial parcel of the TELUS Sky project (see Note 30(c)). Such gain excludes the real estate joint ventures’ comprehensive income (loss) attributable to us (see Note 21 (a)).

We receive government assistance, as defined by IFRS Accounting Standards, from a number of sources and, if not in respect of capital, we generally include such amounts received in Other income. We recognize such amounts on an accrual basis as the subsidized services are provided or as the subsidized costs are incurred.

Government of Quebec

Salaries for qualifying employment positions in the province of Quebec, mainly in the information technology sector, are eligible for tax credits. In respect of such tax credits, for the year ended December 31, 2024, we recorded $5 million (2023 – $3 million).